Net Loss Per Share - Schedule of Outstanding Share Totals with Potentially Dilutive Impact (Details)	2 Months Ended
Sep. 30, 2024 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	39,288
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	39,101
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	187